Related party transactions - Key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of transactions between related parties [abstract]
Short-term compensation	$ 4,370	$ 2,688
Termination benefits	0	310
Share-based compensation	3,486	2,070
Total	$ 7,856	$ 5,068